Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.34%
Belgium–1.40%
Biocartis Group N.V.(a)(b)(c)	6,000,000	$28,523,376
Ion Beam Applications	400,000	7,585,824
Materialise N.V., ADR(a)(c)	2,900,000	63,133,000
Umicore S.A.	600,000	37,260,805
		136,503,005
Denmark–3.49%
Bang & Olufsen A/S(c)	6,000,000	33,526,414
Bavarian Nordic A/S(c)	2,880,000	116,930,321
Genmab A/S(c)	200,000	90,216,834
H Lundbeck A/S	2,000,000	60,383,213
Novozymes A/S, Class B	500,000	39,301,723
		340,358,505
Finland–0.41%
Rovio Entertainment OYJ(a)(b)	4,700,000	39,770,258
France–2.10%
Adevinta ASA, Class B(c)	900,000	17,301,676
Mersen S.A.	1,000,000	39,584,161
Technicolor S.A.(c)	8,983,319	31,602,204
Technicolor S.A., Wts., expiring 09/22/2024(c)	1,100,000	471,060
Teleperformance	200,000	84,393,144
Ubisoft Entertainment S.A.(c)	500,000	31,765,583
		205,117,828
Germany–6.42%
AIXTRON SE	4,000,000	98,601,250
Aumann AG(a)(b)(c)	1,000,000	22,391,054
Basler AG(a)	600,000	78,634,840
Carl Zeiss Meditec AG, BR	300,000	66,822,201
CompuGroup Medical SE & Co. KGaA	500,000	40,140,537
Manz AG(a)	500,000	37,488,257
MorphoSys AG(c)	400,000	22,299,870
PVA TePla AG(a)	2,887,082	117,178,155
Rational AG	80,000	86,984,123
SLM Solutions Group AG(a)(c)	2,400,000	55,165,950
		625,706,237
Ireland–0.71%
Flutter Entertainment PLC(c)	406,701	69,510,629
Israel–1.23%
Wix.com Ltd.(c)	400,000	119,456,000
Italy–1.75%
Amplifon S.p.A.	1,000,000	49,469,774
Brembo S.p.A.	2,000,000	27,993,020
Brunello Cucinelli S.p.A.(c)	1,500,000	93,144,652
		170,607,446
Japan–10.78%
Comture Corp.(a)	3,000,000	64,548,102
CyberAgent, Inc.	5,200,000	93,613,687
Disco Corp.	200,000	57,235,928
Shares		Value
Japan–(continued)
Jeol Ltd.(a)	2,500,000	$162,527,772
M3, Inc.	3,000,000	196,515,812
Nidec Corp.	600,000	67,417,056
Nikon Corp.	2,000,000	18,625,294
Optex Group Co. Ltd.(a)	2,000,000	30,781,404
PeptiDream, Inc.(c)	3,000,000	123,782,765
Rakuten Group, Inc.	6,000,000	66,161,370
Rheon Automatic Machinery Co. Ltd.	1,000,000	13,182,621
THK Co. Ltd.	2,000,000	57,249,968
Yaskawa Electric Corp.	2,000,000	98,995,825
		1,050,637,604
Luxembourg–2.09%
Eurofins Scientific SE	1,700,000	203,351,291
Norway–2.98%
Mowi ASA	4,000,000	101,882,802
Nordic Semiconductor ASA(c)	5,750,358	188,463,235
		290,346,037
Sweden–7.30%
AddTech AB, Class B	4,000,000	83,157,939
Beijer Ref AB	6,000,000	126,747,148
Boozt AB(a)(b)(c)	3,750,000	80,798,551
CELLINK AB, Class B(c)	1,000,000	65,309,148
Hansa Biopharma AB(c)	1,938,841	25,912,766
Indutrade AB	6,000,000	195,666,100
Midsona AB, Class B	1,000,000	8,343,751
Oncopeptides AB(b)(c)	2,000,000	9,958,094
RaySearch Laboratories AB(a)(c)	4,000,000	39,381,466
Tobii AB(c)	3,000,000	23,850,555
Xvivo Perfusion AB(c)	1,000,000	52,553,004
		711,678,522
Switzerland–0.89%
GeNeuro S.A.(a)	1,661,017	8,105,553
STMicroelectronics N.V.	1,000,000	40,956,093
Zur Rose Group AG(c)	100,000	37,203,185
		86,264,831
United Kingdom–12.34%
Allied Minds PLC	10,000,000	2,779,237
AO World PLC(c)	20,000,000	62,567,999
ASOS PLC(c)	700,000	36,998,259
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	6,125,000	166,066,019
Blue Prism Group PLC(c)	3,000,000	35,254,666
boohoo Group PLC(c)	30,000,000	108,776,313
FD Technologies PLC(c)	1,200,000	39,018,735
Fevertree Drinks PLC	2,000,000	66,562,633
Frontier Developments PLC(a)(c)	3,000,000	110,728,624
Future PLC	1,000,000	47,929,518
Gooch & Housego PLC(a)	2,000,000	37,800,235
IG Group Holdings PLC	3,000,000	37,190,582
IP Group PLC	20,785,545	33,275,496
IQE PLC(a)(c)	140,000,000	92,840,411

See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Shares		Value
United Kingdom–(continued)
M&C Saatchi PLC(a)(c)	6,600,000	$12,101,073
Napster Group PLC(a)	127,612,652	2,393,589
Ocado Group PLC(c)	1,000,000	25,775,130
Rentokil Initial PLC	14,500,000	114,215,294
Spirax-Sarco Engineering PLC	464,285	96,836,538
WANdisco PLC(a)(c)	5,000,000	23,621,647
Xaar PLC(a)(c)	4,000,000	12,007,634
Zoo Digital Group PLC(a)	7,000,000	13,328,756
Zotefoams PLC(a)	4,000,000	24,735,978
		1,202,804,366
United States–44.45%
3D Systems Corp.(a)(c)	5,000,000	137,700,000
Acacia Research Corp.(a)(c)	2,500,000	14,100,000
Advanced Micro Devices, Inc.(c)	6,000,000	637,140,000
Align Technology, Inc.(c)	200,000	139,160,000
Applied Materials, Inc.	1,000,000	139,930,000
Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	138,580,000
Cognex Corp.	1,200,000	108,492,000
Corning, Inc.	1,000,000	41,860,000
Cree, Inc.(c)	1,000,000	92,760,000
Dolby Laboratories, Inc., Class A	800,000	77,680,000
Exact Sciences Corp.(c)	1,800,000	194,112,000
FireEye, Inc.(c)	6,000,000	121,200,000
First Solar, Inc.(c)	1,300,000	111,852,000
Globant S.A.(c)	200,000	47,832,000
Halozyme Therapeutics, Inc.(c)	1,000,000	41,330,000
II-VI Incorporated(c)	1,000,000	69,810,000
Illumina, Inc.(c)	200,000	99,150,000
IPG Photonics Corp.(c)	600,000	130,896,000
iRobot Corp.(c)	700,000	61,250,000
Littelfuse, Inc.	400,000	106,396,000
Manhattan Associates, Inc.(c)	600,000	95,778,000
Shares		Value
United States–(continued)
Nektar Therapeutics(a)(c)	34,750,000	$548,702,500
Nevro Corp.(c)	1,000,000	155,000,000
ON Semiconductor Corp.(c)	2,000,000	78,120,000
PDF Solutions, Inc.(a)(c)	3,000,000	56,130,000
PTC, Inc.(c)	1,200,000	162,540,000
QUALCOMM, Inc.	1,000,000	149,800,000
Rigel Pharmaceuticals, Inc.(c)	5,000,000	20,000,000
Rite Aid Corp.(c)	2,500,000	38,000,000
Rollins, Inc.	2,250,000	86,242,500
Shake Shack, Inc., Class A(c)	1,000,000	100,540,000
Unity Software, Inc.(c)	200,000	21,424,000
Veeco Instruments, Inc.(a)(c)	4,000,000	92,800,000
Vicor Corp.(c)	500,000	57,805,000
Xeris Pharmaceuticals, Inc.(c)	2,000,000	6,140,000
Yelp, Inc.(c)	2,000,000	74,800,000
Zendesk, Inc.(c)	600,000	78,318,000
		4,333,370,000
Total Common Stocks & Other Equity Interests (Cost $5,804,255,198)		9,585,482,559
Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(d)	61,229,395	61,229,395
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(a)(d)	28,104,331	28,115,573
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(d)	69,976,451	69,976,451
Total Money Market Funds (Cost $159,321,419)		159,321,419
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $5,963,576,617)		9,744,803,978
OTHER ASSETS LESS LIABILITIES–0.03%		3,012,591
NET ASSETS–100.00%		$9,747,816,569
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$30,167,300	$260,665,665	$(229,603,570)	$-	$-	$61,229,395	$9,264
Invesco Liquid Assets Portfolio, Institutional Class	21,540,716	170,570,081	(163,995,020)	546	(750)	28,115,573	5,278
Invesco Treasury Portfolio, Institutional Class	34,476,914	297,903,617	(262,404,080)	-	-	69,976,451	4,088
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Other Affiliates:
3D Systems Corp.*	$45,520,000	$-	$(76,889,338)	$133,332,981	$35,736,357	$137,700,000	$-
Acacia Research Corp.	7,875,000	-	-	6,225,000	-	14,100,000	-
Aston Martin Lagonda Global Holdings PLC*	72,096,831	25,695,210	-	68,273,978	-	166,066,019	-
Aumann AG	10,653,002	-	-	11,738,052	-	22,391,054	-
Basler AG	35,803,703	-	-	42,831,137	-	78,634,840	313,056
Biocartis Group N.V.	26,079,669	-	-	2,443,707	-	28,523,376	-
Boozt AB	60,619,871	-	-	20,178,680	-	80,798,551	-
Comture Corp.	76,676,996	-	-	(12,128,894)	-	64,548,102	558,213
Frontier Developments PLC	101,399,171	-	-	9,329,453	-	110,728,624	-
GeNeuro S.A.	5,166,059	-	-	2,939,494	-	8,105,553	-
Gooch & Housego PLC	27,322,902	-	-	10,477,333	-	37,800,235	125,267
IQE PLC	99,620,341	-	-	(6,779,930)	-	92,840,411	-
Jeol Ltd.	79,306,977	-	-	83,220,795	-	162,527,772	230,362
M&C Saatchi PLC	4,907,870	-	-	7,193,203	-	12,101,073	-
Manz AG	16,783,053	-	-	20,705,204	-	37,488,257	-
Materialise N.V., ADR	105,307,000	-	(13,904,334)	(38,838,000)	10,568,334	63,133,000	-
Napster Group PLC*	3,473,558	2,950,123	-	(4,030,092)	-	2,393,589	-
Nektar Therapeutics	551,707,200	-	(1,327,306)	905,468	(2,582,862)	548,702,500	-
Optex Group Co. Ltd.	29,809,221	-	-	972,183	-	30,781,404	475,210
PDF Solutions, Inc.	56,220,000	-	-	(90,000)	-	56,130,000	-
PVA TePla AG	25,028,147	22,815,880	-	69,334,128	-	117,178,155	-
RaySearch Laboratories AB	33,901,495	-	-	5,479,971	-	39,381,466	-
Rovio Entertainment OYJ	28,109,172	-	-	11,661,086	-	39,770,258	563,271
SLM Solutions Group AG	23,879,745	8,125,093	-	23,161,112	-	55,165,950	-
Veeco Instruments, Inc.	50,920,000	-	-	41,880,000	-	92,800,000	-
WANdisco PLC	29,152,089	-	-	(5,530,442)	-	23,621,647	-
Xaar PLC	6,788,454	-	-	5,219,180	-	12,007,634	-
Zoo Digital Group PLC	4,988,526	-	-	8,340,230	-	13,328,756	-
Zotefoams PLC	21,302,651	-	-	3,433,327	-	24,735,978	237,181
Total	$1,726,603,633	$788,725,669	$(748,123,648)	$521,878,890	$43,721,079	$2,332,805,623	$2,521,190

*	At July 31, 2021, this security was no longer an affiliate of the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $347,507,352, which represented 3.56% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Belgium	$63,133,000	$73,370,005	$—	$136,503,005
Denmark	—	340,358,505	—	340,358,505
Finland	—	39,770,258	—	39,770,258
France	471,060	204,646,768	—	205,117,828
Germany	—	625,706,237	—	625,706,237
Ireland	—	69,510,629	—	69,510,629
Israel	119,456,000	—	—	119,456,000
Italy	—	170,607,446	—	170,607,446
Japan	—	1,050,637,604	—	1,050,637,604
Luxembourg	—	203,351,291	—	203,351,291
Norway	—	290,346,037	—	290,346,037
Sweden	—	711,678,522	—	711,678,522
Switzerland	—	86,264,831	—	86,264,831
United Kingdom	—	1,202,804,366	—	1,202,804,366
United States	4,333,370,000	—	—	4,333,370,000
Money Market Funds	159,321,419	—	—	159,321,419
Total Investments	$4,675,751,479	$5,069,052,499	$—	$9,744,803,978
Invesco Global Opportunities Fund